SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Advertising Expense (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Advertising expenses	$ 15.5	$ 19.3	$ 21.1